Summary of Significant Accounting Policies - Additional information (Detail) € in Thousands, shares in Thousands			12 Months Ended
	Mar. 28, 2016 CNY (¥)	Mar. 15, 2016 EUR (€) MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	May. 17, 2016 CNY (¥)	May. 10, 2016 USD ($) shares	Dec. 31, 2015 EUR (€)
Summary Of Significant Accounting Policies [Line Items]
Net loss			$ (185,080,000)	$ (5,196,000)
Net cash used in operating activities			(155,518,000)	(56,456,000)
Accumulated deficit			(246,068,000)	(61,270,000)
Working capital			(79,982,000)	129,005,000
Other current liabilities			$ 71,379,000	33,762,000
Contractual milestones remaining payment percentage			10.00%
Accounts receivable period under contract			30 days
Impairment of project assets			$ 10,853,000	0
Goodwill, impairment loss			0	0
Uncertainty tax position			$ 0	0
Percentage of tax position benefit maximum than being realized upon ultimate settlement			50.00%
Progress payments netted against contracts costs			$ 2,161,000	5,600,000
Estimated losses on uncompleted contracts			0	0
Interest earned on finance leases			1,486,000	0
Project Assets
Summary Of Significant Accounting Policies [Line Items]
Impairment of project assets			$ 5,932,000
EPC revenue
Summary Of Significant Accounting Policies [Line Items]
Contract receivable description			Group normally requests a down payment of 3%-10% upon signing of contract, payment of up to 90%-95% in 90 days after connection to the grid and customers' acceptances of project completion, and the remaining balance of 5%-10% one year thereafter.
EPC revenue | 90 Days After Connection to Grid
Summary Of Significant Accounting Policies [Line Items]
Payment period under contract			90 days
Engineering Documents
Summary Of Significant Accounting Policies [Line Items]
Contractual milestones payment percentage			5.00%
Procurements
Summary Of Significant Accounting Policies [Line Items]
Contractual milestones payment percentage			75.00%
Construction
Summary Of Significant Accounting Policies [Line Items]
Contractual milestones payment percentage			10.00%
PV Modules
Summary Of Significant Accounting Policies [Line Items]
Warranty term			25 years
Notes Receivable
Summary Of Significant Accounting Policies [Line Items]
Term of promissory notes			15 years
Allowance for losses, Note receivable			$ 0	0
Notes Receivable | London Interbank Offered Rate (LIBOR)
Summary Of Significant Accounting Policies [Line Items]
Note receivable issued, interest rate			4.60%				4.60%
Sinsin Group Settlement Agreement
Summary Of Significant Accounting Policies [Line Items]
Other current liabilities			$ 46,038,000				€ 42,396
Sinsin Group Settlement Agreement | Payment Schedule on or before November 30,2017
Summary Of Significant Accounting Policies [Line Items]
Other current liabilities | €							€ 39,113
Subsequent Events
Summary Of Significant Accounting Policies [Line Items]
Commitments from Shareholders to acquire common stock, shares | shares						75,990
Commitments from shareholders to acquire common stock, value						$ 57,680,000
Line of credit facility, maximum borrowing capacity | ¥					¥ 600,000,000
Subsequent Events | Sinsin Group Settlement Agreement
Summary Of Significant Accounting Policies [Line Items]
Payment for business acquisition | €		€ 3,283
Annual interest rate		6.00%
Power capacity of PV plant to be pledged | MW		26.57
Subsequent Events | Kangfu Leasing
Summary Of Significant Accounting Policies [Line Items]
Sales-leaseback, proceeds from transaction | ¥	¥ 140,000,000
Sales-leaseback, interest rate	6.125%
Sales-leaseback, lease term	10 years
General and administrative
Summary Of Significant Accounting Policies [Line Items]
Advertising costs			$ 22,448,000	$ 0
Minimum | EPC revenue | Down Payment
Summary Of Significant Accounting Policies [Line Items]
Contract payment percentage			3.00%
Minimum | EPC revenue | 90 Days After Connection to Grid
Summary Of Significant Accounting Policies [Line Items]
Contract payment percentage			90.00%
Minimum | EPC revenue | One Year Thereafter
Summary Of Significant Accounting Policies [Line Items]
Contract payment percentage			5.00%
Minimum | Inverter and balance of system components
Summary Of Significant Accounting Policies [Line Items]
Warranty term			5 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Group's ownership in subsidiaries			100.00%				100.00%
Maximum | EPC revenue | Down Payment
Summary Of Significant Accounting Policies [Line Items]
Contract payment percentage			10.00%
Maximum | EPC revenue | 90 Days After Connection to Grid
Summary Of Significant Accounting Policies [Line Items]
Contract payment percentage			95.00%
Maximum | EPC revenue | One Year Thereafter
Summary Of Significant Accounting Policies [Line Items]
Contract payment percentage			10.00%
Maximum | Inverter and balance of system components
Summary Of Significant Accounting Policies [Line Items]
Warranty term			10 years